Supplement dated December 27, 2022 to the Summary Prospectuses and Prospectus dated May 1, 2022, as may be revised or supplemented from time to time, for the following funds:

Mirova Global Sustainable Equity Fund

Mirova International Sustainable Equity Fund

Mirova U.S. Sustainable Equity Fund

(each a “Fund” and together the “Funds”)

Effective immediately, Soliane Varlet of Mirova US LLC (“Mirova US”) will join the portfolio management team of each Fund.

Accordingly, effective immediately, under “Mirova US” within the “Portfolio Managers” subsection in the “Management” section within each Fund Summary is amended to include the following:

Soliane Varlet, has served as a portfolio manager of the Fund since 2022.

Ms. Varlet is an employee of Mirova, the parent company of Mirova US, and provides portfolio management through a personnel-sharing arrangement between Mirova and Mirova US.

Effective immediately, under “Mirova US” within the subsection “Meet the Funds’ Portfolio Managers” in the section “Management Team” in the Prospectus is amended to include the following:

Soliane Varlet - has served as a co-portfolio manager of the Mirova Global Sustainable Equity Fund, the Mirova International Sustainable Equity Fund and the Mirova U.S. Sustainable Equity Fund since 2022. Ms. Varlet is a portfolio manager at Mirova, which she joined in 2008. Prior to joining Mirova, she served as a Buy-Side Equity Analyst at its predecessor firm, Ostrum Asset Management from 2005 to 2008. Ms. Varlet graduated from ESC Reims CESEM (now Neoma Business School) and holds a Master’s degree in Banking and Finance (DESS Banque-Finance) from Lyon 2. She holds the SFAF diploma (French Society for Financial Analysts).

Ms. Varlet is an employee of Mirova, the parent company of Mirova US, and provides portfolio management through a personnel-sharing arrangement between Mirova and Mirova US.

Supplement dated December 27, 2022, to the Statement of Additional Information dated May 1, 2022, as may be revised or supplemented from time to time, for the following funds:

Mirova Global Sustainable Equity Fund

Mirova International Sustainable Equity Fund

Mirova U.S. Sustainable Equity Fund

(each a “Fund” and together the “Funds”)

Effective immediately, Soliane Varlet will join the portfolio management team of each Fund. Accordingly, effective immediately, the sub-sections “Portfolio Managers’ Management of Other Accounts” and “Portfolio Managers’ Ownership of Fund Shares” within the section “Portfolio Management Information” are amended to include the following:

Portfolio Managers’ Management of Other Accounts

The following table provides information on the other accounts managed by Ms. Varlet as of December 20, 2022:

	Registered Investment Companies				Other Pooled Investment Vehicles				Other Accounts
	Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance
Name of Portfolio Manager	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets
Soliane Varlet (Mirova US)	8	$1.73 billion	2	$1.17 billion	0	$0	0	$0	0	$0	0	$0

Portfolio Managers’ Ownership of Fund Shares

As of December 20, 2022, Ms. Varlet did not own any shares of the Funds.